ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2019, which are included in our Annual Report on Form 20-F.

Adoption of new accounting standards and Accounting pronouncements to be adopted
Significant accounting policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of our audited consolidated financial statements for the year ended December 31, 2019, except for those added and updated below as a result of adopting the requirements of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments (Topic 326). The impact of these changes in accounting policies on our unaudited condensed consolidated financial statements are disclosed in notes 3, 10 and 12.
Adoption of new accounting standards

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 and ASU 2019-11: Codification Improvements to Topic 326 ‘‘Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. This will reflect the net amount expected to be collected from the financial asset and is referred to as the current expected credit losses or "CECL", methodology, with measurement applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (including financial guarantees). Topic 326 also makes changes to the accounting for available-for-sale debt securities and purchased credit deteriorated financial assets, however, no such financial assets existed on date of adoption or in the reporting periods covered by these condensed consolidated financial statements.

Using the modified retrospective method, reporting periods beginning from January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The cumulative effect of adoption on January 1, 2020 resulted in recognition of an allowance for credit losses on our balance sheet of $0.5 million (of which $0.3 million reflects a reduction to line-item ‘Other current assets’ and $0.2 million represents a reduction to line-items ‘Current portion of investment in leased vessel, net’ and ‘Investment in leased vessel, net’), with an offset to total equity of $0.5 million.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU remove some disclosure requirements relating to transfers between Level 1 and Level 2 of the fair value hierarchy and introduce new disclosure requirements for Level 3 measurements. We adopted the disclosure improvements prospectively on January 1, 2020, but this amendment has not had a material impact on our disclosure requirements as we have no Level 3 measurements.

In October 2018, the FASB issued ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities, effective January 1, 2020. The amendments in this ASU specify that for the purposes of determining whether a decision-making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment. We are required to adopt the codification improvements retrospectively using a cumulative-effect method to retained earnings of the earliest period presented herein, but the amendment had no impact on historic consolidation assessments or retained earnings.

In March 2020, the FASB issued ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements. The amendments in this ASU propose seven clarifications to improve the understandability of existing guidance, including that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements. We adopted the codification improvements that were effective on issuance from January 1, 2020 under the specified transition approach connected with each of the codification improvements. This amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2020.

Accounting pronouncements that have been issued but not adopted
The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	No impacts are expected as a result of the adoption of this ASU.
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topic 310, Receivables, Topic 470, Debt, and Topic 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		Under evaluation	Under evaluation
ASU 2020-06 Debt with equity and other options (Topic 470) and contracts in Entity’s Own Equity (Topic 815).	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.

		Under evaluation	No impacts are expected as a result of the adoption of this ASU.

Allowance for credit losses
Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the uncollectability of a balance is confirmed or certain. Expected recoveries will not exceed the aggregate of amounts previously written-off or current credit loss allowance by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances are included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.

Trade accounts receivables
Trade accounts receivables

Trade receivables are presented net of allowances for expected credit losses. At each balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate allowance for expected credit loss. The expected credit loss allowance is calculated using a loss rate applied against an aging matrix, with assets pooled based on the vessel type that generated the underlying revenue (LNGC and FSRU), which reflects similar credit risk characteristics.
Our trade receivables have short maturities so we have considered that forecasted changes to economic conditions will have an insignificant effect on the estimate of the allowance, except in extraordinary circumstances.
Time charter sales-type leases
Time charter sales-type leases

On inception of a sales-type lease for which we are lessor, we de-recognize the related asset and record "Investment in leased vessel, net” on our consolidated balance sheet. The investment in leased vessel, net represents the fixed payments due from the lessee, discounted at the rate implicit in the lease. We allocate sales-type lease income to the consolidated statements of operations in the "Interest income” line item to reflect a constant periodic rate of return on our sales-type lease investment.

For sales-type leases, non-lease revenue and operating and service agreements in connection with the time charters are recorded over the term of the charter as the service is provided. The transaction price is based on the standalone selling price for the service.

Amounts are presented net of allowances for credit losses, which are assessed at the individual lease level, reflecting the risk profile for each vessel unique to each project. The allowance is calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the lease. The exposure at default is net of the vessel collateral that is returned on default. With forecasts for counterparty probability of default and loss given default not readily available or supportable for the life of the instrument, annualized rates have been applied based on a 5-year period forecast. A probability weighting has been applied to each period of default over the remaining instrument life.

Cash and cash equivalents
Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash and short-term deposits consist of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, other claims which requires us to restrict cash, performance bonds related to charters, cash collateral required for certain swaps, and cash held by the variable interest entity (“VIE”). We consider all short-term deposits as held to maturity. These deposits are carried at amortized cost. We place our short-term deposits primarily in fixed term deposits with high credit quality financial institutions. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, and reported in “Other current liabilities” and "Other non-current liabilities". A liability is recognized for an amount corresponding to the fair value of the obligation undertaken in issuing the guarantee in connection with an investment in affiliate. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if (and when) the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring recognition of the liability for its fair value, financial statement disclosures of such items are made. Financial guarantees are assessed for credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, ship operating expenses and drydocking requirements.

During the period ended September 30, 2020, following the coronavirus ("COVID-19") outbreak and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable or whether changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2019 impairment tests of our vessels. We concluded no impairment should be recognized on our vessels as of September 30, 2020 however, we will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels may not be recoverable.